Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The following subsequent events were evaluated on April 22, 2022, the date the financial statements were issued.

Except as set forth below, there were no events that occurred subsequent to December 31, 2021 that require adjustment to or disclosure in the consolidated financial statements.

On January 17, 2022, the Company adopted the 2021 Equity Incentive Plan. The purpose of the 2021 Equity Incentive Plan is to attract and retain outstanding individuals as employees, directors and consultants of the Company and its subsidiaries, to recognize the contributions made to the Company and its subsidiaries by employees, directors and consultants, and to provide such employees, directors and consultants with additional incentive to expand and improve the profits and achieve the objectives of the Company and its subsidiaries, by providing such employees, directors and consultants with the opportunity to acquire or increase their proprietary interest in the Company through receipt of Awards.

On January 26, 2022, the Company received a letter (the “Notification Letter”) from the Listings Qualifications Department of The NASDAQ Stock Market LLC notifying the Company that the minimum closing bid price per share for its common stock was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in NASDAQ Listing Rule 5550(a)(2). The Notification Letter has no immediate effect on the listing or trading of the Company’s common stock on the NASDAQ Capital Market.

Pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company has a compliance period of 180 calendar days, or until July 25, 2022 (the “Compliance Period”), to regain compliance with NASDAQ’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per share of the Company's common stock is at least $1.00 for a minimum of 10 consecutive business days, NASDAQ will provide the Company a written confirmation of compliance and the matter will be closed.